Marketable securities	12 Months Ended
Dec. 31, 2023
Marketable securities.
Marketable securities

10. Marketable securities

The table below sets forth the changes in marketable securities at the beginning and end of the relevant reporting periods.

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	136,358	175,336
Purchases	40,404	61,609
Proceeds on disposal	(74,875)	(89,475)
Net realized gains/(losses) on disposal	(415)	(1,647)
Fair value movement	6,185	(9,682)
Change in accrued interest	(171)	593
Foreign exchange gains/(losses)	75	(376)
At end of period	107,561	136,358

The table below sets forth the components of the total marketable securities income/(loss) and bank interest for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Net realized gains/(losses) on disposal	(415)	(1,647)	(3,760)
Changes in fair value	6,185	(9,682)	1,919
Interest and dividend income	2,453	2,812	2,615
Bank interest	3,985	773	1,091
Total marketable securities income/(loss) and bank interest	12,208	(7,744)	1,865